UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
(No. 002-34393)	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 197	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
(No. 811-01879)	☑

Amendment No. 180	☑
(Check appropriate box or boxes.)
JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)
151 Detroit Street, Denver, Colorado 80206-4805
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: 303-333-3863
Stephanie Grauerholz-Lofton – 151 Detroit Street, Denver, Colorado 80206-4805
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)

☑	on March 28, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(Post-Effective Amendment No. 194)

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 194 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 177 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on December 13, 2013 to establish Janus Unconstrained Bond Fund, a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on February 28, 2014.
This Post-Effective Amendment No. 197 under the 1933 Act and Amendment No. 180 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating March 28, 2014 as the new date upon which the Amendment shall become effective.
This Post-Effective Amendment No. 197 incorporates by reference the information contained in Parts A, B, and C of the Amendment.
The Registrant is a series fund with multiple series and classes currently established. This Post-Effective Amendment is not intended to update or amend the prospectuses or statements of additional information of any series or classes except as described above. Without limiting the foregoing, this Post-Effective Amendment does not amend nor affect Post-Effective Amendment No. 193 to the Registrant’s Registration Statement adding the series Janus Multi-Sector Income Fund, filed pursuant to Rule 485(a)(2) on December 13, 2013.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 27th day of February, 2014.

JANUS INVESTMENT FUND
By:	/s/ Robin C. Beery
Robin C. Beery, President and
Chief Executive Officer

     Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robin C. Beery Robin C. Beery	President and Chief Executive Officer (Principal Executive Officer)	February 27, 2014

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	February 27, 2014

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Signature	Title	Date

William F. McCalpin*	Chairman and Trustee	February 27, 2014
William F. McCalpin

Alan A. Brown*	Trustee	February 27, 2014
Alan A. Brown

William D. Cvengros*	Trustee	February 27, 2014
William D. Cvengros

James T. Rothe*	Trustee	February 27, 2014
James T. Rothe

William D. Stewart* William D. Stewart	Trustee	February 27, 2014

Linda S. Wolf*	Trustee	February 27, 2014
Linda S. Wolf

/s/ Stephanie Grauerholz-Lofton

*By:	Stephanie Grauerholz-Lofton
Attorney-in-Fact
Pursuant to Powers of Attorney, dated December 13, 2013, incorporated by reference to Exhibit (q)(1) to Post-Effective Amendment No. 194, filed on December 13, 2013

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